Discontinued Operations and Assets Held for Sale Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following tables show selected financial information included in discontinued operations:

	Year Ended December 31, 2013
	PBMS	IMS	Nordic furniture business	DIS	Capital Services	Total
Revenue	$639,237	$23,036	$37,785	$78,066	$—	$778,124

Loss from operations	$(118,017)	$(3,057)	$(4,037)	$19,223	$—	$(105,888)
Gain (loss) on sale	5,126	(2,717)	4,562	—	—	6,971
(Loss) income before taxes	(112,891)	(5,774)	525	19,223	—	(98,917)
Tax provision (benefit)	41,384	(1,064)	149	5,102	289	45,860
(Loss) income from discontinued operations	$(154,275)	$(4,710)	$376	$14,121	$(289)	$(144,777)

	Year Ended December 31, 2012
	PBMS	IMS	Nordic furniture business	DIS	Capital Services	Total
Revenue	$920,958	$135,222	$67,994	$91,351	$—	$1,215,525

Income (loss) before taxes	$67,458	$(40,084)	$2,839	$22,542	$—	$52,755
Tax provision (benefit)	29,255	(15,003)	794	5,965	(34,312)	(13,301)
(Loss) income from discontinued operations	$38,203	$(25,081)	$2,045	$16,577	$34,312	$66,056

	Year Ended December 31, 2011
	PBMS	IMS	Nordic furniture business	DIS	Capital Services	Total
Revenue	$948,891	$155,378	$48,341	$94,672	$—	$1,247,282

(Loss) income before taxes	$(10,279)	$(72,260)	$5,334	$25,870	$3,695	$(47,640)
Tax provision (benefit)	30,599	(23,025)	1,493	7,244	(262,464)	(246,153)
(Loss) income from discontinued operations	$(40,878)	$(49,235)	$3,841	$18,626	$266,159	$198,513